CONSOLIDATED STATEMENT OF CASH FLOW (Parenthetical) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF CASH FLOW
Transfer of loans and returned goods to assets held for sale and inventories		$ 1,361,465	$ 889,752	$ 672,586
Non-cash transaction, value of loans and advance to customers and assets held for sale received as payment by residual rights				75,664
Effect of exchange rate changes	[1]	$ (245,915)	$ (224,788)	$ 507,449
FCP Fondo Inmobiliario Colombia
CONSOLIDATED STATEMENT OF CASH FLOW
Percentage of investment in private equity fund			80.47%

[1]	For further information, see Note 2.A.2.